Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2025
Revenue Benchmark [Member]
Concentration of Credit Risk [Line items]
Schedule of Single Suppliers Total Purchase

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the Years ended December 31,
	2023		2024			2025
	Amount	%	Amount	%		Amount	%
Percentage of the Group’s total revenue
Customer A	17,311,971	29.3%	15,724,792	22.4%		3,932,948	31.9%
Customer B	-	-%	*	*		1,820,032	14.8%
Customer C	6,297,152	10.6%	*	*	%	1,456,341	11.8%
Customer D	7,354,358	12.4	*	*	%	-	-

*	represent percentage less than 10%

Accounts Receivable [Member]
Concentration of Credit Risk [Line items]
Schedule of Single Suppliers Total Purchase

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2024		2025
	Amount	%	Amount	%
Percentage of the Group’s accounts receivable, net
Customer A	17,781,671	32.0%	22,883,269	90.8%
Customer B	6,105,155	11.0%	-	-
Customer C	8,842,813	15.9%	-	-

*	represent percentage less than 10%

Cost of Goods and Service Benchmark [Member]
Concentration of Credit Risk [Line items]
Schedule of Single Suppliers Total Purchase

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the Years ended December 31,
	2023		2024			2025
	Amount	%	Amount	%		Amount	%
Percentage of the Group’s total purchase
Supplier A	23,547,294	37.6%	14,630,821	24.4%		8,399,124	21.5%
Supplier B	12,974,197	20.7%	*	*	%	7,215,198	18.5%
Supplier C	9,303,874	14.9	*	*	%	6,266,499	16.1%
Supplier D	7,999,350	12.8	*	*	%	5,044,067	12.9%
Supplier E	-	-%	-	-		4,613,168	11.8%

*	represent percentage less than 10%